Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following tables present our segment information for the years ended December 31, 2015, 2016 and 2017. As a significant portion of our property and equipment is not allocated to our operating segments and depreciation is not included in our segment measure, we do not report the assets by segment as it would not be meaningful. We do not regularly provide such information to our chief operating decision makers.

	Year Ended December 31, 2015
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€259,568	€171,910	€58,762	€—	€490,240
Other revenue	—	—	—	2,843	2,843
Total revenue	259,568	171,910	58,762	2,843	493,083
Advertising spend	194,886	169,415	67,872	—	432,173
ROAS contribution	€64,682	€2,495	€(9,110)	€2,843	€60,910
Costs and expenses:
Cost of revenue, including related party, excluding amortization					2,946
Other selling and marketing(1)					29,046
Technology and content					28,693
General and administrative, including related party shared service fee					18,065
Amortization of intangible assets					30,030
Operating income (loss)					(47,870)
Other income (expense)
Interest expense					(147)
Other, net					(2,667)
Total other income (expense), net					(2,814)
Income (loss) before income taxes					(50,684)
Provision for income taxes					(11,318)
Net loss					€(39,366)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2016
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€348,909	€286,398	€110,517	€—	€745,824
Other revenue	—	—	—	8,345	8,345
Total revenue	348,909	286,398	110,517	8,345	754,169
Advertising spend	257,471	243,176	122,805	—	623,452
ROAS contribution	€91,438	€43,222	€(12,288)	€8,345	€130,717
Costs and expenses:
Cost of revenue, including related party, excluding amortization					4,273
Other selling and marketing(1)					49,772
Technology and content					51,658
General and administrative, including related party shared service fee					55,602
Amortization of intangible assets					13,857
Operating income (loss)					(44,445)
Other income (expense)
Interest expense					(137)
Other, net					(139)
Total other income (expense), net					(276)
Income (loss) before income taxes					(44,721)
Provision for income taxes					6,670
Net loss					€(51,391)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

	Year Ended December 31, 2017
(in thousands)	Developed Europe	Americas	Rest of World	Corporate & Eliminations	Total
Referral revenue	€424,993	€391,667	€203,673	€—	€1,020,333
Other revenue	—	—	—	15,050	15,050
Total revenue	424,993	391,667	203,673	15,050	1,035,383
Advertising spend	324,487	338,072	222,126	—	884,685
ROAS contribution	€100,506	€53,595	€(18,453)	€15,050	€150,698
Costs and expenses:
Cost of revenue, including related party, excluding amortization					5,930
Other selling and marketing(1)					62,240
Technology and content					52,232
General and administrative, including related party shared service fee					47,444
Amortization of intangible assets					3,220
Operating income (loss)					(20,368)
Other income (expense)
Interest expense					(44)
Gain on deconsolidation of subsidiaries					2,007
Other, net					592
Total other income (expense), net					2,555
Income (loss) before income taxes					(17,813)
Provision for income taxes					(4,764)
Net loss					€(13,049)

(1) Represents all other sales and marketing, excluding advertising spend, as advertising spend is tracked by reporting segment.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas
The following table presents revenue by geographic area for the years ended December 31, 2015, 2016 and 2017. Referral revenue was allocated by country using the same methodology as the allocation of segment revenue, while non-referral revenue was allocated based upon the location of the customer using the service.

	Year ended December 31,
(in thousands)	2015	2016	2017
Total Revenues
United States	€128,891	€199,423	€255,501
United Kingdom	61,541	86,745	108,080
Germany	67,470	76,599	85,308
Australia	17,655	30,820	50,623
Canada	23,156	33,112	40,648
Italy	26,394	31,272	37,677
Spain	29,206	37,715	36,757
All other countries	138,770	258,483	420,789
	€493,083	€754,169	€1,035,383

The following table presents property and equipment, net for Germany and all other countries, as of December 31, 2016 and 2017:

(in thousands)	Years ended December 31,
	2016	2017
Property and equipment, net:
Germany	€46,098	€112,707
All other countries	764	1,764
	€46,862	€114,471